UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Peconic Management Co., Inc.
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Address:    P.O. Box 302
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            Mount Kisco, New York  10549
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Form 13F File Number: 28-10833
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodney Hatch
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Title:    Chief Administrative Officer
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Phone:    (914) 241-7865
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Signature, Place, and Date of Signing:

    /s/ Rodney Hatch              Mount Kisco, NY            11/14/2005
    ______________________    _________________________   _________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       71

Form 13F Information Table Value Total:       $21,919 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                Form 13F Information Table

Column 1                    Column 2          Column 3   Column 4        Column 5          Column 6   Column 7       Column 8
                                                          Value     SHRS           PUT/   Investment   Other      Voting Authority
                         Title of Class        Cusip     (x$1000)  PrnAmt  SH/Prn  Call   Discretion  Managers  Sole   Shared  None

AETNA INC NEW                 COM             00817Y108     353     4100     SH             SOLE                 4100
ALLERGAN INC                  COM             018490102     312     3400     SH             SOLE                 3400
ALTRIA GROUP INC              COM             02209S103     413     5600     SH             SOLE                 5600
AMEREN CORP                   COM             023608102     273     5100     SH             SOLE                 5100
AMERICA MOVIL S A DE C V      SPON ADR L SHS  02364W105     387    14700     SH             SOLE                14700
AMR CORP                      COM             001765106     315    28200     SH             SOLE                28200
AON CORP                      COM             037389103     337    10500     SH             SOLE                10500
APPLIED MATLS INC             COM             038222105     270    15900     SH             SOLE                15900
ARROW ELECTRS INC             COM             042735100     339    10800     SH             SOLE                10800
ASSURANT INC                  COM             04621X108     285     7500     SH             SOLE                 7500
AUTOZONE INC                  COM             053332102     200     2400     SH             SOLE                 2400
AVALONBAY CMNTYS INC          COM             053484101     283     3300     SH             SOLE                 3300
AVON PRODS INC                COM             054303102     281    10400     SH             SOLE                10400
BEAZER HOMES USA INC          COM             07556Q105     340     5800     SH             SOLE                 5800
BECTON DICKINSON & CO         COM             075887109     204     3900     SH             SOLE                 3900
BLACK & DECKER CORP           COM             091797100     493     6000     SH             SOLE                 6000
BRE PROPERTIES INC            CL A            05564E106     289     6500     SH             SOLE                 6500
CATERPILLAR INC DEL           COM             149123101     235     4000     SH             SOLE                 4000
CEMEX S A                     SPON ADR 5 ORD  151290889     230     4400     SH             SOLE                 4400
CIGNA CORP                    COM             125509109     518     4400     SH             SOLE                 4400
CLEAR CHANNEL COMMUNICATIONS  COM             184502102     283     8600     SH             SOLE                 8600
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102     209     4500     SH             SOLE                 4500
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD    20441W203     234     6300     SH             SOLE                 6300
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR   204412209     206     4700     SH             SOLE                 4700
CORNING INC                   COM             219350105     319    16500     SH             SOLE                16500
CVS CORP                      COM             126650100     273     9400     SH             SOLE                 9400
DPL INC                       COM             233293109     339    12200     SH             SOLE                12200
DU PONT E I DE NEMOURS & CO   COM             263534109     321     8200     SH             SOLE                 8200
EASTMAN CHEM CO               COM             277432100     268     5700     SH             SOLE                 5700
EASTMAN KODAK CO              COM             277461109     321    13200     SH             SOLE                13200
ENERGY EAST CORP              COM             29266M109     267    10600     SH             SOLE                10600
FIFTH THIRD BANCORP           COM             316773100     312     8500     SH             SOLE                 8500
FLEXTRONICS INTL LTD          ORD             Y2573F102     333    25900     SH             SOLE                25900
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS  344419106     224     3200     SH             SOLE                 3200
GENERAL GROWTH PPTYS INC      COM             370021107     543    12100     SH             SOLE                12100
GOODRICH CORP                 COM             382388106     334     7600     SH             SOLE                 7600
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206     244     3400     SH             SOLE                 3400
HARTFORD FINL SVCS GROUP INC  COM             416515104     286     3700     SH             SOLE                 3700
HIGHWOODS PPTYS INC           COM             431284108     269     9100     SH             SOLE                 9100
INTERPUBLIC GROUP COS INC     COM             460690100     346    29700     SH             SOLE                29700
KERR MCGEE CORP               COM             492386107     301     3100     SH             SOLE                 3100
KEYSPAN CORP                  COM             49337W100     272     7400     SH             SOLE                 7400
LIBERTY PPTY TR               SH BEN INT      531172104     272     6400     SH             SOLE                 6400
LINCOLN NATL CORP IND         COM             534187109     286     5500     SH             SOLE                 5500
MACK CALI RLTY CORP           COM             554489104     301     6700     SH             SOLE                 6700
MARSH & MCLENNAN COS INC      COM             571748102     301     9900     SH             SOLE                 9900
MASTEC INC                    COM             576323109     123    11300     SH             SOLE                11300
METLIFE INC                   COM             59156R108     329     6600     SH             SOLE                 6600
MONSANTO CO NEW               COM             61166W101     207     3300     SH             SOLE                 3300
MORGAN STANLEY                COM NEW         617446448     351     6500     SH             SOLE                 6500
NATIONAL CITY CORP            COM             635405103     575    17200     SH             SOLE                17200
NATIONWIDE FINL SVCS INC      CL A            638612101     625    15600     SH             SOLE                15600
NORTHROP GRUMMAN CORP         COM             666807102     207     3800     SH             SOLE                 3800
PHELPS DODGE CORP             COM             717265102     390     3000     SH             SOLE                 3000
POTASH CORP OF SASK INC       COM             73755L107     261     2800     SH             SOLE                 2800
PROLOGIS                      SH BEN INT      743410102     279     6300     SH             SOLE                 6300
QUANTA SVCS INC               COM             74762E102     131    10300     SH             SOLE                10300
RADIAN GROUP INC              COM             750236101     292     5500     SH             SOLE                 5500
RELIANT ENERGY INC            COM             75952B105     156    10100     SH             SOLE                10100
REYNOLDS AMERICAN INC         COM             761713106     390     4700     SH             SOLE                 4700
SEACHANGE INTL INC            COM             811699107      94    14800     SH             SOLE                14800
SEMPRA ENERGY                 COM             816851109     287     6100     SH             SOLE                 6100
SIMON PPTY GROUP INC NEW      COM             828806109     267     3600     SH             SOLE                 3600
SYMANTEC CORP                 COM             871503108     290    12800     SH             SOLE                12800
TELE NORTE LESTE PART S A     SPON ADR PFD    879246106     240    14500     SH             SOLE                14500
TELEFONOS DE MEXICO S A       SPON ADR ORD L  879403780     285    13400     SH             SOLE                13400
TRANSOCEAN INC                ORD             G90078109     233     3800     SH             SOLE                 3800
UNUMPROVIDENT CORP            COM             91529Y106     636    31000     SH             SOLE                31000
UTSTARCOM INC                 COM             918076100      83    10100     SH             SOLE                10100
VISTEON CORP                  COM             92839U107     329    33600     SH             SOLE                33600
WEATHERFORD INTERNATIONAL LT  COM             G95089101     838    12200     SH             SOLE                12200
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